Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (16,363)	$ (23,657)	$ (20,131)	$ (640)
Adjustments to reconcile net loss to cash flows used in operations:
Gain on legal settlement			(7,385)
Depreciation	62	65	86	101
Amortization of right-of-use assets	541	390	560	653
Amortization of acquired intangible assets	325	314	418	418
Realized/unrealized loss in investment, related party	12	6,635	7,421	(1,747)
Change in fair value of contingent consideration		100	100	(3,800)
Change in fair value of warrant liabilities	(1,329)	(2,001)	(6,456)	(19,017)
Warrant inducement expense			1,045	2,629
Excess of warrant fair value over offering proceeds			2,272
Stock-based compensation	720	817	1,045	1,852
Provision for inventory obsolescence				100
Allowance for credit losses	111	158	122	106
Loss on debt extinguishment	316
Non-cash interest expense	248	296	402	358
Changes in operating assets and liabilities:
Accounts receivable	177	(204)	(1,536)	(70)
Other receivables, related party	19	3,652	6,470	4,990
Prepaid expenses and other assets	34	347	174	4,154
Other assets, related party	5,159		(5,159)
Inventories	4,380	(8,900)	(3,750)	(2,810)
Accounts payable and related party payables	(3,318)	6,137	6,415	912
Operating lease liabilities	(511)	(375)	(657)	(781)
Accrued expenses and other liabilities	164	197	(6,351)	(3,607)
Cash flows used in operating activities	(9,253)	(16,029)	(24,895)	(16,199)
Cash flows from investing activities
Purchases of investment, related party				(5,118)
Sales of equity investment, related party	57	560	624
Purchase of intangible assets	(50)
Purchases of property and equipment	(9)	(14)	(5)	(38)
Cash flows provided by (used) in investing activities	(2)	546	619	(5,156)
Cash flows from financing activities
Proceeds from line of credit		13,546	21,448
Repayment of line of credit	(357)	(11,849)
Proceeds from short term debt			3,800
Payment of principal short-term debt	(3,958)		(21,344)
Proceeds from issuance of series B-1 preferred stock and warrants to purchase series B-3 preferred stock, net of issuance costs	7,662		4,507	9,391
Proceeds from issuance of series B-3 from exercise of warrants	7,438			4,630
Cash flows provided by financing activities	10,785	1,697	8,411	14,021
Net increase (decrease) in cash and cash equivalents	1,530	(13,786)	(15,865)	(7,334)
Cash, cash equivalents and restricted cash, at the beginning of the period	1,543	17,408	17,408	24,742
Cash, cash equivalents and restricted cash, at the end of the period	3,073	3,622	1,543	17,408
Supplemental disclosure of cash flow information
Interest paid	1,722	31	125	1
Interest paid, related party		22	22
Income taxes paid, net	25	21	15	32
Supplemental non-cash financing activities
Release of start-up cost financing obligation as part of legal settlement			(7,300)
Release of contingent consideration obligation as part of legal settlement			(2,500)
Transfer of investment as part of legal settlement			2,415
Addition of right-of-use assets in exchange for operating lease liabilities			800	234
Conversion of warrant liability to equity in connection with exercise of warrants				6,840
Conversion of warrant liability to equity	5,372
Addition of right-of-use assets in exchange for operating lease liabilities	$ 27	$ 147	800	234
Issuance of common shares in exchange for investment, related party				$ 3,683